FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.48%
Apparel & Textile Products — 2.82%
Crocs, Inc.
(a) (b)
867,505 $ 74,189,028
Deckers Outdoor Corp.
(b)
314,877 32,643,299
Kontoor Brands, Inc. 1,006,665 61,497,165
Ralph Lauren Corp. 420,289 148,618,392
316,947,884
Asset Management — 3.73%
Affiliated Managers Group, Inc. 654,200 188,592,777
Federated Hermes, Inc., Class B 2,657,807 138,392,010
Stifel Financial Corp. 558,437 69,927,481
Victory Capital Holdings, Inc., Class A 347,526 21,925,415
418,837,683
Automotive — 3.16%
BorgWarner, Inc. 3,101,440 139,750,886
Dorman Products, Inc.
(b)
843,523 103,913,598
Garrett Motion, Inc. 6,347,850 110,643,026
354,307,510
Banking — 6.97%
BancFirst Corp. 258,477 27,403,732
Bank OZK 456,636 21,014,389
Beacon Financial Corp. 656,769 17,318,999
Cadence Bank 2,541,127 108,861,881
F.N.B. Corp. 2,953,059 50,497,309
First Commonwealth Financial Corp. 1,915,646 32,297,792
First Financial Bancorp 1,731,787 43,329,311
First Financial Bankshares, Inc. 806,631 24,094,068
Fulton Financial Corp. 4,065,237 78,581,031
Hancock Whitney Corp. 2,067,186 131,638,403
Lakeland Financial Corp.
(a)
312,912 17,854,759
NBT Bancorp, Inc. 381,638 15,845,610
Wintrust Financial Corp.
(a)
621,208 86,857,303
Zions Bancorp. 2,182,182 127,744,933
783,339,520
Biotech & Pharma — 8.18%
Amphastar Pharmaceuticals, Inc.
(b)
1,336,827 35,800,227
Collegium Pharmaceutical, Inc.
(b)
1,430,708 66,241,780
Exelixis, Inc.
(b)
6,777,316 297,049,761
Indivior PLC
(b)
3,195,955 114,670,865
Jazz Pharmaceuticals PLC
(a) (b)
1,601,163 272,197,710
United Therapeutics Corp.
(b)
271,071 132,079,345
918,039,688
Chemicals — 1.21%
Avient Corp. 766,470 23,944,523
Axalta Coating Systems Ltd.
(b)
2,433,662 78,631,619
Hawkins, Inc.
(a)
236,324 33,572,187
136,148,329

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Commercial Support Services — 1.75%
Clean Harbors, Inc.
(a) (b)
75,451 $ 17,691,750
H&R Block, Inc.
(a)
4,095,477 178,480,888
196,172,638
Construction Materials — 0.55%
Eagle Materials, Inc. 300,429 62,092,666
Consumer Services — 0.93%
Bright Horizons Family Solutions, Inc.
(b)
1,031,696 104,613,974
Containers & Packaging — 1.46%
Crown Holdings, Inc. 1,180,286 121,534,050
Sonoco Products Co.
(a)
969,624 42,314,391
163,848,441
Electrical Equipment — 3.60%
Acuity Brands, Inc.
(a)
440,003 158,418,679
Belden, Inc. 954,394 111,234,621
Vontier Corp. 3,600,392 133,862,575
403,515,875
Engineering & Construction — 9.91%
Comfort Systems USA, Inc. 262,601 245,082,887
EMCOR Group, Inc.
(a)
338,231 206,926,343
Frontdoor, Inc.
(b)
2,305,078 132,979,950
Installed Building Products, Inc.
(a)
110,321 28,616,164
Primoris Services Corp. 2,242,994 278,445,276
Sterling Infrastructure, Inc.
(b)
577,183 176,750,750
TopBuild Corp.
(b)
104,244 43,489,554
1,112,290,924
Food — 0.33%
Simply Good Foods Co. (The)
(b)
1,832,850 36,803,628
Health Care Facilities & Services — 4.70%
Chemed Corp. 121,904 52,157,845
Encompass Health Corp. 1,958,746 207,901,300
Medpace Holdings, Inc.
(b)
55,554 31,201,904
Option Care Health, Inc.
(a) (b)
6,639,944 211,548,617
Pediatrix Medical Group, Inc.
(b)
1,178,528 25,208,714
528,018,380
Home Construction — 3.89%
Armstrong World Industries, Inc. 952,869 182,093,266
Griffon Corp. 956,494 70,445,783
Interface, Inc. 1,910,730 53,347,582
Taylor Morrison Home Corp.
(b)
2,227,158 131,112,791
436,999,422
Industrial Intermediate Products — 0.25%
Mueller Industries, Inc. 245,906 28,230,009

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Industrial Support Services — 2.17%
Applied Industrial Technologies, Inc. 545,731 $ 140,127,349
MSC Industrial Direct Co., Inc., Class A 1,232,519 103,654,848
243,782,197
Institutional Financial Services — 0.79%
Evercore, Inc., Class A 261,252 88,890,993
Insurance — 3.53%
Assurant, Inc. 661,438 159,307,342
Hanover Insurance Group, Inc. 910,662 166,441,695
Primerica, Inc. 271,993 70,272,111
396,021,148
Internet Media & Services — 1.91%
Match Group, Inc.
(a)
6,661,159 215,088,824
Leisure Facilities & Services — 0.60%
Boyd Gaming Corp. 470,132 40,074,052
Monarch Casino & Resort, Inc. 280,069 26,802,603
66,876,655
Leisure Products — 1.22%
Hasbro, Inc. 927,900 76,087,800
Mattel, Inc.
(b)
3,052,002 60,551,720
136,639,520
Machinery — 3.32%
Crane Co. 141,464 26,090,206
Donaldson Co., Inc.
(a)
2,007,302 177,967,395
ESCO Technologies, Inc.
(a)
179,791 35,129,363
Mueller Water Products, Inc., Class A
(a)
4,862,239 115,818,533
Tennant Co. 242,861 17,898,856
372,904,353
Medical Equipment & Devices — 1.13%
Integer Holdings Corp.
(b)
183,074 14,358,494
Merit Medical Systems, Inc.
(a) (b)
1,280,783 112,888,213
127,246,707
Oil & Gas Producers — 2.32%
Chord Energy Corp. 316,590 29,347,893
HF Sinclair Corp. 2,372,494 109,324,524
Murphy USA, Inc.
(a)
301,252 121,561,206
260,233,623
Oil & Gas Services & Equipment — 1.28%
Weatherford International PLC
(a)
1,841,184 144,091,060
Publishing & Broadcasting — 1.49%
Nexstar Media Group, Inc., Class A 821,720 166,850,246
Real Estate — 0.66%
Apple Hospitality REIT, Inc.
(a)
6,264,047 74,228,957

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail - Consumer Staples — 0.15%
Sprouts Farmers Market, Inc.
(b)
213,100 $ 16,977,677
Retail - Discretionary — 1.27%
AutoNation, Inc.
(b)
147,375 30,429,990
Bath & Body Works, Inc. 2,235,952 44,897,916
Build-A-Bear Workshop, Inc. 586,199 35,916,413
La-Z-Boy, Inc. 845,873 31,525,687
142,770,006
Semiconductors — 1.54%
Cirrus Logic, Inc.
(b)
1,459,979 173,007,512
Software — 1.91%
ACI Worldwide, Inc.
(b)
1,749,837 83,659,707
Blackbaud, Inc. 384,832 24,367,562
Commvault Systems, Inc.
(b)
309,154 38,755,545
Donnelley Financial Solutions, Inc.
(b)
278,198 12,989,065
Progress Software Corp.
(a)
603,961 25,946,165
Ziff Davis, Inc.
(a) (b)
825,361 29,011,439
214,729,483
Steel — 2.24%
Commercial Metals Co. 3,625,723 250,972,546
Technology Hardware — 2.77%
InterDigital, Inc.
(a)
270,876 86,241,501
Jabil, Inc. 249,900 56,982,198
Plexus Corp.
(b)
426,741 62,730,927
Sanmina Corp.
(a) (b)
696,758 104,562,473
310,517,099
Technology Services — 5.24%
CACI International, Inc., Class A
(b)
117,629 62,673,907
CSG Systems International, Inc. 1,353,287 103,783,580
EVERTEC, Inc. 1,120,301 32,589,556
ExlService Holdings, Inc.
(b)
2,052,956 87,127,453
Genpact Ltd.
(a)
2,969,037 138,891,551
LiveRamp Holdings, Inc.
(b)
1,798,555 52,823,560
Science Applications International Corp. 1,095,542 110,277,258
588,166,865
Transportation & Logistics — 3.09%
Hub Group, Inc., Class A 1,060,284 45,178,701
JB Hunt Transport Services, Inc. 228,483 44,403,386
Ryder System, Inc. 666,375 127,537,512
SkyWest, Inc.
(b)
1,134,451 113,910,225
Teekay Tankers Ltd., Class A 302,596 16,164,678
347,194,502
Transportation Equipment — 3.41%
Allison Transmission Holdings, Inc. 2,786,899 272,837,412

FullerThaler Behavioral Small-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Transportation Equipment — (continued)
REV Group, Inc. 1,817,376 $ 110,514,635
383,352,047
Total Common Stocks (Cost $8,143,698,113) 10,720,748,591
COLLATERAL FOR SECURITIES LOANED — 0.37%
Money Market Funds — 0.37%
Invesco Government & Agency Portfolio, Institutional Class, 3.79%
(c)
41,928,973
Total Collateral for Securities Loaned/Money Market Funds (Cost $41,928,973) 41,928,973
MONEY MARKET FUNDS - 4.07%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
3.71%
(c)
457,156,184 457,156,184
Total Money Market Funds
(Cost $457,156,184) 457,156,184
Total Investments — 99.92%
(Cost $8,642,783,270) 11,219,833,748
Other Assets in Excess of liabilities — 0.08%
(d)
8,955,461
NET ASSETS — 100.00% $11,228,789,209
(a) All or a portion of the security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $142,508,271.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
(d) Includes cash collateral for securities loaned in the amount of $103,708,307. This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).
REIT - Real Estate Investment Trust

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.59%
Aerospace & Defense — 0.92%
AAR Corp.
(a)
421,960 $ 34,934,068
Automotive — 3.30%
Garrett Motion, Inc. 2,368,200 41,277,726
Modine Manufacturing Co.
(a)
631,960 84,372,980
125,650,706
Beverages — 1.20%
Vita Coco Co., Inc. (The)
(a)
865,900 45,901,359
Biotech & Pharma — 9.53%
Elanco Animal Health, Inc.
(a)(b)
3,604,100 81,560,783
Guardant Health, Inc.
(a)
1,529,000 156,172,059
Halozyme Therapeutics, Inc.
(a)
854,255 57,491,362
Indivior PLC
(a)
1,897,904 68,096,796
363,321,000
Consumer Services — 1.37%
Bright Horizons Family Solutions, Inc.
(a)
514,100 52,129,740
E-Commerce Discretionary — 1.00%
Revolve Group, Inc., Class A
(a)
1,260,000 38,039,400
Electrical Equipment — 10.40%
Advanced Energy Industries, Inc. 247,400 51,798,138
Bloom Energy Corp., Class A
(a)
1,764,310 153,300,896
NEXTracker, Inc., Class A
(a)
819,215 71,361,819
Vertiv Holdings Co., Class A 737,960 119,556,900
396,017,753
Engineering & Construction — 2.82%
Primoris Services Corp. 423,300 52,548,462
VSE Corp. 318,900 55,096,353
107,644,815
Health Care Facilities & Services — 2.75%
BrightSpring Health Services, Inc.
(a)
1,890,200 70,787,990
RadNet, Inc.
(a)
477,400 34,062,490
104,850,480
Home Construction — 1.49%
Skyline Champion Corp.
(a)
670,700 56,674,150
Industrial Intermediate Prod — 1.28%
Xometry, Inc., Class A
(a)(b)
823,300 48,961,651
Internet Media & Services — 1.29%
Lyft, Inc., Class A
(a)
2,547,300 49,341,201
Leisure Facilities & Services — 4.42%
Dutch Bros, Inc., Class A
(a)
692,545 42,397,605
Life Time Group Holdings, Inc.
(a)
1,801,300 47,878,554
Red Rock Resorts, Inc., Class A
(b)
762,100 47,212,095

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — (continued)
Rush Street Interactive, Inc.
(a)
1,583,700 $ 30,771,291
168,259,545
Leisure Products — 1.97%
Peloton Interactive, Inc., Class A
(a)(b)
3,737,934 23,025,673
Polaris Industries, Inc.
(b)
823,300 52,073,725
75,099,398
Machinery — 1.26%
Zurn Water Solutions Corp. 1,034,000 48,070,660
Medical Equipment & Devices — 7.72%
Bio-Rad Laboratories, Inc., Class A
(a)
160,800 48,720,792
Globus Medical, Inc., Class A
(a)
651,300 56,865,003
Inspire Medical Systems, Inc.
(a)(b)
442,900 40,848,667
iRhythm Technologies, Inc.
(a)
394,300 69,964,592
Merit Medical Systems, Inc.
(a)
456,080 40,198,891
Veracyte, Inc.
(a)
891,100 37,515,310
294,113,255
Oil & Gas Producers — 1.19%
California Resources Corp. 1,010,800 45,192,868
Retail - Consumer Staples — 1.69%
Five Below, Inc.
(a)
341,470 64,319,289
Retail - Discretionary — 5.63%
American Eagle Outfitters, Inc.
(b)
1,831,800 48,304,566
Boot Barn Holdings, Inc.
(a)
268,700 47,417,489
Kohl's Corp.
(b)
1,609,300 32,845,813
Victoria's Secret & Co.
(a)(b)
1,030,000 55,795,100
Warby Parker, Inc., Class A
(a)
1,410,800 30,741,332
215,104,300
Semiconductors — 5.29%
Ambarella, Inc.
(a)
540,000 38,253,600
Astera Labs, Inc.
(a)
524,000 87,172,640
FormFactor, Inc.
(a)
693,804 38,700,387
SiTime Corp.
(a)
106,300 37,544,097
201,670,724
Software — 16.45%
Calix, Inc.
(a)
722,000 38,215,460
DigitalOcean Holdings, Inc.
(a)
1,497,895 72,078,707
Elastic N.V.
(a)
465,800 35,139,952
Freshworks, Inc., Class A
(a)
2,997,650 36,721,213
Intapp, Inc.
(a)
695,821 31,882,518
Klaviyo, Inc., Class A
(a)
1,793,567 58,237,120
Onestream, Inc.
(a)
1,727,000 31,742,260
Qualys, Inc.
(a)
376,900 50,090,010
ServiceTitan, Inc., Class A
(a)
533,000 56,764,500

FullerThaler Behavioral Small-Cap Growth Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Software — (continued)
Teradata Corp.
(a)
1,399,914 $ 42,613,382
Unity Software, Inc.
(a)
1,681,500 74,271,856
Workiva, Inc., Class A
(a)
553,500 47,739,375
Zeta Global Holdings Corp., Class A
(a)
2,512,600 51,131,410
626,627,763
Specialty Finance — 2.27%
FirstCash Holdings, Inc. 287,968 45,896,340
LendingClub Corp.
(a)
2,142,900 40,586,526
86,482,866
Technology Hardware — 11.34%
CommScope Holding Co., Inc.
(a)
3,024,700 54,837,811
Credo Technology Group Holding Ltd.
(a)
635,900 91,499,651
Lumentum Holdings, Inc.
(a)(b)
617,000 227,420,030
ViaSat, Inc.
(a)
1,689,600 58,223,616
431,981,108
Technology Services — 1.01%
Paymentus Holdings, Inc., Class A
(a)
1,220,000 38,539,800
Total Common Stocks (Cost $3,137,667,109) 3,718,927,899
COLLATERAL FOR SECURITIES LOANED — 1.49%
Collateral for Securities Loaned — 1.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.79%
(c)
56,622,294
Total Collateral for Securities Loaned/Money Market Funds (Cost $56,622,294) 56,622,294
MONEY MARKET FUNDS - 1.36%
Fidelity Investments Money Market Government Portfolio, Institutional Class,
3.71%
(c)
51,679,791 51,679,791
Total Money Market Funds
(Cost $51,679,791) 51,679,791
Total Investments — 100.44%
(Cost $3,245,969,194) 3,827,229,984
Liabilities in Excess of Other assets
(d)
— (0.44)% (16,670,511)
NET ASSETS — 100.00% $3,810,559,473
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $192,296,777.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
(d) Includes cash collateral for securities loaned in the amount of $140,051,183.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.46%
Banking — 6.50%
Citizens Financial Group, Inc. 49,055 $ 2,865,303
First Citizens BancShares, Inc., Class A 2,145 4,603,556
KeyCorp 510,115 10,528,774
M&T Bank Corp. 16,730 3,370,760
Old National Bancorp 87,885 1,960,714
23,329,107
Beverages — 1.81%
Primo Brands Corp. 397,300 6,495,855
Biotech & Pharma — 0.75%
Perrigo Co. PLC
(a)
192,600 2,680,992
Chemicals — 6.94%
Celanese Corp. 133,100 5,627,468
Dow, Inc. 303,160 7,087,881
LyondellBasell Industries N.V., Class A 93,460 4,046,818
Olin Corp. 240,210 5,003,574
Sherwin-Williams Co. (The) 9,734 3,154,108
24,919,849
Commercial Support Services — 2.55%
Aramark 111,090 4,094,777
Republic Services, Inc. 23,830 5,050,292
9,145,069
Containers & Packaging — 11.61%
Amcor PLC
(a)
1,802,638 15,034,001
Graphic Packaging Holding Co. 1,178,830 17,753,180
Smurfit WestRock PLC 147,610 5,708,079
Sonoco Products Co. 72,200 3,150,808
41,646,068
Electric Utilities — 2.71%
Alliant Energy Corp.
(a)
31,640 2,056,916
CenterPoint Energy, Inc.
(a)
70,745 2,712,363
CMS Energy Corp. 23,805 1,664,684
Edison International 22,570 1,354,651
Pinnacle West Capital Corp. 21,705 1,925,234
9,713,848
Electrical Equipment — 1.95%
AMETEK, Inc. 13,220 2,714,198
Roper Technologies, Inc. 9,640 4,291,053
7,005,251
Food — 1.71%
Flowers Foods, Inc.
(a)
237,650 2,585,632
Ingredion, Inc. 32,150 3,544,859
6,130,491

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Gas & Water Utilities — 0.57%
Atmos Energy Corp. 12,265 $ 2,055,982
Health Care Facilities & Services — 0.97%
Centene Corp.
(b)
22,555 928,138
Henry Schein, Inc.
(b)
33,620 2,541,000
3,469,138
Industrial Support Services — 1.85%
U-Haul Holding Co. 142,045 6,639,183
Insurance — 8.91%
Everest Re Group Ltd. 39,700 13,472,196
Globe Life, Inc. 28,655 4,007,688
Kemper Corp. 157,510 6,385,455
Markel Corp.
(b)
3,770 8,104,181
31,969,520
Machinery — 2.86%
AGCO Corp. 98,720 10,298,471
Medical Equipment & Devices — 2.33%
Dentsply Sirona, Inc. 734,380 8,393,963
Oil & Gas Producers — 4.70%
Cheniere Energy, Inc. 17,425 3,387,246
ConocoPhillips 40,400 3,781,844
Devon Energy Corp. 265,055 9,708,964
16,878,054
Real Estate — 2.58%
American Tower Corp., Class A 41,030 7,203,637
WP Carey, Inc. 32,205 2,072,714
9,276,351
REIT — 7.40%
Americold Realty Trust, Inc.
(a)
926,840 11,919,162
Healthpeak Properties, Inc. 772,410 12,420,353
Public Storage 8,485 2,201,858
26,541,373
Retail - Consumer Staples — 6.21%
Dollar General Corp. 99,630 13,227,875
Dollar Tree, Inc.
(a) (b)
73,675 9,062,762
22,290,637
Retail - Discretionary — 2.92%
Advance Auto Parts, Inc.
(a)
144,885 5,693,980
CarMax, Inc.
(b)
124,065 4,793,872
10,487,852
Software — 1.20%
Concentrix Corp.
(a)
103,390 4,298,956
Specialty Finance — 4.71%
Ally Financial, Inc. 272,680 12,349,677

FullerThaler Behavioral Mid-Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — (continued)
Synchrony Financial 54,793 $ 4,571,380
16,921,057
Technology Hardware — 0.68%
NCR Atleos Corp.
(b)
41,243 1,571,771
NCR Corp.
(a) (b)
86,160 878,832
2,450,603
Technology Services — 12.42%
Amdocs Ltd. 26,820 2,159,278
Fidelity National Information Services, Inc. 245,530 16,317,924
Global Payments, Inc. 195,305 15,116,607
Science Applications International Corp. 31,700 3,190,922
TransUnion 72,115 6,183,861
Verisk Analytics, Inc. 7,155 1,600,502
44,569,094
Wholesale - Discretionary — 1.62%
LKQ Corp. 192,390 5,810,178
Total Common Stocks (Cost $393,373,032) 353,416,942
COLLATERAL FOR SECURITIES LOANED — 3.26%
Collateral for Securities Loaned — 3.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.79%
(c)
11,709,545
Total Collateral for Securities Loaned/Money Market Funds (Cost $11,709,545) 11,709,545
Total Investments — 101.72%
(Cost $405,082,577) 365,126,487
Liabilities in Excess of Other assets
(d)
— (1.72)% (6,188,956)
NET ASSETS — 100.00% $358,937,531
(a) All or a portion of the security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $39,497,451.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
(d) Includes cash collateral for securities loaned in the amount of $28,962,720.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.39%
Automotive — 4.05%
Gentex Corp. 612,120 $ 14,244,032
Banking — 5.09%
First Citizens BancShares, Inc., Class A 8,330 17,877,679
Beverages — 4.41%
Coca-Cola Consolidated, Inc. 101,205 15,514,727
Biotech & Pharma — 4.46%
Exelixis, Inc.
(a)
357,010 15,647,748
Chemicals — 3.95%
Ecolab, Inc. 52,881 13,882,320
Commercial Support Services — 4.50%
Cintas Corp. 84,102 15,817,063
E-Commerce Discretionary — 4.98%
eBay, Inc. 201,050 17,511,455
Home Construction — 4.61%
Masco Corp. 255,195 16,194,675
Hotels, Restaurants & Leisure — 3.69%
Expedia Group, Inc. 45,800 12,975,598
Machinery — 4.45%
Parker-Hannifin Corp. 17,788 15,634,940
Medical Equipment & Devices — 4.36%
Waters Corp.
(a)
40,402 15,345,892
Publishing & Broadcasting — 4.25%
New York Times Co. (The), Class A 215,000 14,925,300
Retail - Consumer Staples — 4.98%
Dollar General Corp. 131,910 17,513,690
Retail - Discretionary — 8.55%
O'Reilly Automotive, Inc.
(a)
155,155 14,151,688
Ross Stores, Inc. 88,510 15,944,191
30,095,879
Semiconductors — 14.43%
Applied Materials, Inc. 52,150 13,402,028
KLA Corp. 9,175 11,148,359
Lam Research Corp. 75,160 12,865,889
Teradyne, Inc. 68,875 13,331,445
50,747,721
Specialty Finance — 4.06%
Synchrony Financial 171,235 14,286,136

FullerThaler Behavioral Unconstrained Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 4.26%
Zebra Technologies Corp., Class A
(a)
61,630 $ 14,964,997
Transportation & Logistics — 4.60%
Union Pacific Corp. 69,842 16,155,851
Transportation Equipment — 4.71%
Allison Transmission Holdings, Inc. 169,615 16,605,310
Total Common Stocks/ Investments — 98.39%
(Cost $304,874,227) 345,941,013
Other Assets in Excess of liabilities — 1.61% 5,652,236
NET ASSETS — 100.00% $351,593,249
(a) Non-income producing security.

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.36%
Asset Management — 1.85%
Hamilton Lane, Inc., Class A 35,895 $ 4,821,057
Automotive — 2.00%
Gentex Corp. 223,045 5,190,257
Banking — 9.32%
First Citizens BancShares , Inc., Class A
(a)
2,285 4,904,021
First Commonwealth Financial Corp. 297,740 5,019,896
First Financial Bankshares , Inc. 161,760 4,831,771
Live Oak Bancshares, Inc. 131,662 4,522,590
QCR Holdings, Inc. 59,090 4,922,197
24,200,475
Beverages — 2.54%
Coca-Cola Consolidated, Inc. 43,200 6,622,560
Biotech & Pharma — 2.74%
Exelixis , Inc.
(a)
162,685 7,130,484
Chemicals — 0.99%
Orion Engineered Carbons SA 488,590 2,579,755
Construction Materials — 1.52%
Owens Corning 35,270 3,947,066
E-Commerce Discretionary — 1.62%
eBay, Inc. 48,250 4,202,575
Electrical Equipment — 7.58%
Acuity Brands, Inc. 8,225 2,961,329
Advanced Energy Industries, Inc. 22,600 4,731,762
Allegion PLC 42,560 6,776,403
Watts Water Technologies, Inc., Class A 18,850 5,202,977
19,672,471
Engineering & Construction — 4.21%
Comfort Systems USA, Inc. 5,470 5,105,096
Frontdoor , Inc.
(a)
101,200 5,838,228
10,943,324
Food — 2.24%
Marzetti Co. (The) 35,340 5,810,603
Health Care Facilities & Services — 2.48%
Medpace Holdings, Inc.
(a)
9,065 5,091,358
Quest Diagnostics, Inc. 7,780 1,350,063
6,441,421
Home Construction — 3.52%
Masco Corp. 105,075 6,668,059
PulteGroup, Inc. 21,100 2,474,186
9,142,245

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Hotels, Restaurants & Leisure — 2.74%
Expedia Group, Inc. 25,180 $ 7,133,746
Insurance — 3.70%
Brown & Brown, Inc. 36,243 2,888,567
Old Republic International Corp. 147,530 6,733,269
9,621,836
Machinery — 2.32%
Graco, Inc. 73,670 6,038,730
Medical Equipment & Devices — 3.96%
Align Technology, Inc.
(a)
5,050 788,558
Dentsply Sirona, Inc. 282,660 3,230,803
Hologic, Inc.
(a)
56,750 4,227,307
Waters Corp.
(a)
5,400 2,051,082
10,297,750
Oil & Gas Producers — 4.54%
Coterra Energy, Inc. 217,900 5,735,128
Devon Energy Corp. 165,604 6,066,075
11,801,203
Publishing & Broadcasting — 2.62%
New York Times Co. (The), Class A 98,130 6,812,185
Real Estate — 3.24%
American Assets Trust, Inc. 241,355 4,568,850
Apple Hospitality REIT, Inc. 325,090 3,852,317
8,421,167
REIT — 4.97%
Gaming and Leisure Properties, Inc. 69,800 3,119,362
Matson, Inc. 47,980 5,927,929
National Storage Affiliates Trust 136,790 3,858,846
12,906,137
Retail - Consumer Staples — 1.53%
Dollar General Corp. 29,925 3,973,142
Retail - Discretionary — 1.25%
Advance Auto Parts, Inc. 82,600 3,246,180
Semiconductors — 6.15%
Cirrus Logic, Inc.
(a)
29,360 3,479,160
IPG Photonics Corp.
(a)
55,940 4,005,304
Power Integrations, Inc. 14,580 518,173
Teradyne, Inc. 41,335 8,000,802
16,003,439
Software — 4.05%
Akamai Technologies, Inc.
(a)
56,225 4,905,631
Concentrix Corp. 7,065 293,763
SS&C Technologies Holdings, Inc. 60,910 5,324,752
10,524,146

FullerThaler Behavioral Small-Mid Core Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — 2.84%
Synchrony Financial 88,455 $ 7,379,801
Steel — 1.93%
Steel Dynamics, Inc. 29,640 5,022,498
Technology Hardware — 2.80%
NetApp, Inc. 22,390 2,397,745
Zebra Technologies Corp., Class A
(a)
20,080 4,875,826
7,273,571
Technology Services — 4.35%
Leidos Holdings, Inc. 36,910 6,658,564
Science Applications International Corp. 46,075 4,637,910
11,296,474
Transportation Equipment — 2.76%
Allison Transmission Holdings, Inc. 73,325 7,178,518
Total Common Stocks/ Investments — 98.36%
(Cost $250,152,755) 255,634,816
Other Assets in Excess of liabilities — 1.64% 4,260,744
NET ASSETS — 100.00% $259,895,560
(a) Non-income producing security.
REIT - Real Estate Investment Trust

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.70%
Biotech & Pharma — 6.13%
Emergent BioSolutions, Inc.
(a)
78,905 $ 975,266
Vanda Pharmaceuticals, Inc.
(a)
36,245 319,681
1,294,947
Commercial Support Services — 1.40%
LegalZoom.com, Inc.
(a)
29,705 294,971
Electrical Equipment — 3.59%
Allient , Inc. 5,850 314,438
nLIGHT , Inc.
(a)
11,900 446,368
760,806
Entertainment Content — 2.11%
Inspired Entertainment, Inc.
(a)
23,650 221,364
Starz Entertainment Corp.
(a)
19,200 224,640
446,004
Food — 4.47%
B&G Foods, Inc. 63,650 273,695
Hain Celestial Group, Inc. (The)
(a)
175,000 187,250
Limoneira Co.
(a)
20,795 262,537
Utz Brands, Inc. 21,245 220,523
944,005
Health Care Facilities & Services — 4.79%
Fortrea Holdings, Inc.
(a)
36,765 634,196
NeoGenomics , Inc.
(a)
32,175 378,378
1,012,574
Home Construction — 4.20%
Beazer Homes USA, Inc.
(a)
14,280 289,456
Interface, Inc. 11,910 332,527
Smith Douglas Homes Corp.
(a)
15,900 266,643
888,626
Leisure Facilities & Services — 6.97%
BJ's Restaurants, Inc.
(a)
8,460 333,323
El Pollo Loco Holdings, Inc.
(a)
28,165 294,606
Lindblad Expeditions Holdings, Inc.
(a)
21,180 305,416
Red Robin Gourmet Burgers, Inc.
(a)
53,995 218,680
Target Hospitality Corp.
(a)
40,000 320,400
1,472,425
Machinery — 0.85%
Ichor Holdings Ltd.
(a)
9,800 180,614
Medical Equipment & Devices — 2.93%
Neogen Corp.
(a)
32,275 225,602
Tactile Systems Technology, Inc.
(a)
13,600 394,400
620,002
Oil & Gas Producers — 5.15%
Amplify Energy Corp. 55,000 251,350
Delek US Holdings, Inc. 14,765 437,930

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil & Gas Producers — (continued)
Matador Resources Co. 9,400 $ 398,936
1,088,216
Oil & Gas Services & Equipment — 4.62%
Ameresco, Inc., Class A
(a)
18,200 533,078
NPK International, Inc.
(a)
37,170 443,066
976,144
Publishing & Broadcasting — 2.33%
Clear Channel Outdoor Holdings, Inc.
(a)
222,950 492,719
Real Estate — 1.64%
Global Medical REIT, Inc. 3,000 101,220
NexPoint Diversified Real Estate Trust 63,899 244,734
345,954
REIT — 1.38%
FrontView REIT, Inc. 19,800 292,248
Renewable Energy — 3.51%
Fluence Energy, Inc.
(a)
33,500 662,630
SunPower, Inc.
(a)
50,425 79,167
741,797
Retail - Discretionary — 4.01%
Citi Trends, Inc. 8,250 342,870
La-Z-Boy, Inc. 8,500 316,795
Zumiez, Inc.
(a)
7,200 187,560
847,225
Semiconductors — 3.94%
Photronics , Inc.
(a)
8,750 280,000
SkyWater Technology, Inc.
(a)
17,000 308,720
Ultra Clean Holdings, Inc.
(a)
9,625 243,801
832,521
Software — 15.14%
ACV Auctions, Inc.
(a)
45,500 364,910
Adeia , Inc. 13,000 224,250
Cerence , Inc.
(a)
33,385 356,886
Fastly, Inc., Class A
(a)(b)
30,900 314,562
GigaCloud Technology, Inc., Class A
(a)
9,300 365,304
Omnicell, Inc.
(a)
9,650 437,145
Porch Group, Inc.
(a)
48,932 446,750
PubMatic, Inc., Class A
(a)
20,100 178,287
Rapid7, Inc.
(a)
13,000 197,600
Sprout Social, Inc., Class A
(a)
28,000 315,560
3,201,254
Specialty Finance — 4.97%
Dave, Inc.
(a)
1,695 375,290
EZCORP, Inc., Class A
(a)
20,000 388,400

FullerThaler Behavioral Micro-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialty Finance — (continued)
PROG Holdings, Inc.
(a)
9,740 $ 287,233
1,050,923
Technology Hardware — 5.53%
Daktronics, Inc.
(a)
15,000 296,550
Digital Turbine, Inc.
(a)
90,400 452,000
Sonos, Inc.
(a)
24,000 421,440
1,169,990
Technology Services — 4.09%
Green Dot Corp., Class A
(a)
49,990 640,371
Repay Holdings Corp., Class A
(a)
61,430 224,220
864,591
Telecommunications — 2.33%
GOGO, Inc.
(a)
45,300 211,098
Shenandoah Telecommunications Co. 24,360 281,602
492,700
Transportation & Logistics — 2.65%
Bristow Group, Inc.
(a)
7,345 268,974
Forward Air Corp.
(a)
11,640 291,000
559,974
Wholesale - Consumer Staples — 0.97%
Calavo Growers, Inc.
(a)
9,460 205,755
Total Common Stocks (Cost $18,483,883) 21,076,985
COLLATERAL FOR SECURITIES LOANED — 0.44%
Collateral for Securities Loaned — 0.44%
Invesco Government & Agency Portfolio, Institutional Class, 3.79%
(c)
93,406 93,406
Total Collateral for Securities Loaned/Money Market Funds (Cost $93,406) 93,406
Total Investments — 100.14%
(Cost $18,577,289) 21,170,391
Liabilities in Excess of Other assets
(d)
— (0.14)% (28,601)
NET ASSETS — 100.00% $21,141,790
(a) Non-income producing security.
(b) All or a portion of the security was on loan as of December 31, 2025. The total value of securities on loan as of December 31, 2025 was $313,316.
(c) Rate disclosed is the seven day effective yield as of December 31, 2025.
(d) Includes cash collateral for securities loaned in the amount of $231,033.  This cash is held in deposit accounts as part of the IntraFi Network Deposit Placement Agreement (See Note 2).
REIT - Real Estate Investment Trust

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.28%
Advertising & Marketing — 1.06%
Omnicom Group, Inc. 16,025 $ 1,294,019
Aerospace & Defense — 0.37%
Textron, Inc. 5,230 455,899
Apparel & Textile Products — 2.28%
Crocs, Inc.
(a)
2,530 216,366
Deckers Outdoor Corp.
(a)
6,132 635,704
Ralph Lauren Corp. 3,950 1,396,759
Tapestry, Inc. 4,275 546,217
2,795,046
Automotive — 0.97%
BorgWarner, Inc. 26,360 1,187,782
Banking — 3.05%
Cullen/Frost Bankers, Inc. 6,330 801,568
East West Bancorp, Inc. 8,635 970,488
Fifth Third Bancorp 42,065 1,969,062
3,741,118
Beverages — 0.40%
Molson Coors Brewing Co., Class B 10,510 490,607
Biotech & Pharma — 4.33%
Biogen, Inc.
(a)
12,830 2,257,952
Exelixis, Inc.
(a)
16,300 714,429
United Therapeutics Corp.
(a)
4,785 2,331,491
5,303,872
Capital Markets — 0.94%
PPG Industries, Inc. 11,220 1,149,601
Chemicals — 1.41%
CF Industries Holdings, Inc. 22,380 1,730,869
Commercial Support Services — 1.32%
Cintas Corp. 8,630 1,623,044
Construction Materials — 0.53%
Owens Corning 5,845 654,114
Electric Utilities — 0.45%
Vistra Corp. 3,390 546,909
Electrical Equipment — 4.27%
Acuity Brands, Inc. 3,355 1,207,934
Trane Technologies PLC 9,365 3,644,858
Vontier Corp. 10,155 377,563
5,230,355
Electronic Equipment, Instruments & Components — 0.98%
Zebra Technologies Corp., Class A
(a)
4,960 1,204,387

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Engineering & Construction — 5.88%
Comfort Systems USA, Inc. 3,375 $ 3,149,853
EMCOR Group, Inc. 6,245 3,820,628
TopBuild Corp.
(a)
610 254,486
7,224,967
Entertainment Content — 2.90%
Electronic Arts, Inc. 8,665 1,770,519
Fox Corp., Class B 27,500 1,785,575
3,556,094
Health Care Facilities & Services — 5.43%
Cardinal Health, Inc. 5,700 1,171,350
Encompass Health Corp. 5,135 545,029
IQVIA Holdings, Inc.
(a)
9,595 2,162,809
Labcorp Holdings, Inc. 3,830 960,870
Medpace Holdings, Inc.
(a)
1,542 866,064
Quest Diagnostics, Inc. 5,505 955,283
6,661,405
Home Construction — 2.63%
Masco Corp. 15,070 956,342
PulteGroup, Inc. 15,115 1,772,386
Toll Brothers, Inc. 3,670 496,257
3,224,985
Hotels, Restaurants & Leisure — 0.59%
Darden Restaurants, Inc. 3,945 725,959
Industrial Support Services — 1.94%
W.W. Grainger, Inc. 2,351 2,372,277
Institutional Financial Services — 0.39%
Bank of New York Mellon Corp. (The) 4,170 484,095
Insurance — 3.83%
Aflac, Inc. 3,185 351,210
Assurant, Inc. 4,462 1,074,673
Hartford Financial Services Group, Inc. (The) 23,700 3,265,860
4,691,743
Leisure Facilities & Services — 1.25%
Hilton Worldwide Holdings, Inc. 1,965 564,446
Texas Roadhouse, Inc. 5,835 968,610
1,533,056
Machinery — 2.98%
Curtiss-Wright Corp. 2,760 1,521,505
Donaldson Co., Inc. 8,195 726,569
Lincoln Electric Holdings, Inc. 5,865 1,405,489
3,653,563
Medical Equipment & Devices — 2.42%
Agilent Technologies, Inc. 8,635 1,174,964

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Medical Equipment & Devices — (continued)
GE HealthCare Technologies, Inc. 4,935 $ 404,769
Mettler-Toledo International, Inc.
(a)
610 850,456
ResMed, Inc. 2,210 532,323
2,962,512
Oil & Gas Producers — 2.92%
Cheniere Energy, Inc. 5,755 1,118,713
Coterra Energy, Inc. 18,650 490,868
Devon Energy Corp. 22,885 838,278
HF Sinclair Corp. 9,760 449,741
Murphy USA, Inc. 1,680 677,914
3,575,514
Oil & Gas Services & Equipment — 4.11%
Baker Hughes Co., Class A 33,395 1,520,808
TechnipFMC PLC 79,145 3,526,702
5,047,510
Publishing & Broadcasting — 0.34%
Nexstar Media Group, Inc. 2,065 419,298
Real Estate — 0.26%
Lineage, Inc. 9,100 318,500
Real Estate Services — 2.09%
CBRE Group, Inc., Class A
(a)
15,890 2,554,953
REIT — 0.65%
Gaming and Leisure Properties, Inc. 4,525 202,222
Mid-America Apartment Communities, Inc. 1,980 275,042
Weyerhaeuser Co. 13,645 323,250
800,514
Retail - Consumer Staples — 5.38%
BJ's Wholesale Club Holdings, Inc.
(a)
32,615 2,936,328
Casey's General Stores, Inc. 1,785 986,587
Kroger Co. (The) 42,670 2,666,022
6,588,937
Retail - Discretionary — 7.81%
Best Buy Co., Inc. 6,690 447,762
Builders FirstSource, Inc.
(a)
7,200 740,808
O'Reilly Automotive, Inc.
(a)
6,300 574,623
Ross Stores, Inc. 18,845 3,394,738
Ulta Beauty, Inc.
(a)
7,285 4,407,497
9,565,428
Software — 1.17%
Manhattan Associates, Inc.
(a)
8,310 1,440,206
Specialty Finance — 1.20%
Synchrony Financial 17,585 1,467,117

FullerThaler Behavioral Mid-Cap Equity Fund
Schedule of Investments (continued)
December 31, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Steel — 1.55%
Commercial Metals Co. 12,980 $ 898,476
Nucor Corp. 2,200 358,842
Reliance Steel & Aluminum Co. 2,210 638,403
1,895,721
Technology Hardware — 6.70%
F5, Inc.
(a)
2,175 555,191
Jabil, Inc. 21,195 4,832,884
NetApp, Inc. 26,255 2,811,648
8,199,723
Technology Services — 4.33%
Amdocs Ltd. 4,495 361,892
Cognizant Technology Solutions Corp., Class A 20,825 1,728,475
Corpay, Inc.
(a)
3,305 994,574
MSCI, Inc. 3,038 1,742,992
Science Applications International Corp. 4,770 480,148
5,308,081
Transportation & Logistics — 1.36%
JB Hunt Transport Services, Inc. 8,550 1,661,607
Transportation Equipment — 2.81%
Cummins, Inc. 6,755 3,448,090
Total Common Stocks/ Investments — 95.28%
(Cost $105,573,998) 116,789,477
Other Assets in Excess of liabilities — 4.72% 5,786,028
NET ASSETS — 100.00% $122,575,505
(a) Non-income producing security.